Consolidated statement of changes in equity - USD ($) $ in Thousands	Votorantim Investimentos Latino-Americanos S.A. - "VILA" Total	Votorantim Investimentos Latino-Americanos S.A. - "VILA" Reserves	Votorantim Investimentos Latino-Americanos S.A. - "VILA"	Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA" (formely Compania Minera Atacocha S.A.A.) Total	Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA" (formely Compania Minera Atacocha S.A.A.) Reserves	Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA" (formely Compania Minera Atacocha S.A.A.) Non-controlling interests	Nexa Resources Atacocha S.A.A. - "NEXA ATACOCHA" (formely Compania Minera Atacocha S.A.A.)	NEXA PERU Total	NEXA PERU Reserves	NEXA PERU Cumulative deficit	NEXA PERU Non-controlling interests	NEXA PERU	NEXA BR Total	NEXA BR Reserves	NEXA BR	Pollarix S. A. Non-controlling interests	Pollarix S. A.	Total	Capital	Share premium	Reserves	Cumulative deficit	Accumulated other comprehensive income	Non-controlling interests	Total
Beginning balance at Dec. 31, 2014																		$ 2,654,051	$ 1,280,421		$ 1,468,456	$ (49,384)	$ (45,442)	$ 1,222,317	$ 3,876,368
Total comprehensive income for the year
Profit for the year																		(129,461)				(129,461)		(10,335)	(139,796)
Other components of comprehensive income (loss) for the year																		(35,675)					(35,675)	(32,121)	(67,796)
Total comprehensive income (loss) for the year																		(165,136)				(129,461)	(35,675)	(42,456)	(207,592)
Total contributions by and distributions to shareholders
Repurchase of shares								$ 98,655	$ 98,655		$ (216,252)	$ (117,597)
Changes in non-controlling interests				$ 1,099	$ 1,099	$ (2,487)	$ (1,388)	(4,738)	(4,738)		(3,151)	(7,889)	$ 52,686	$ 52,686	$ 52,686
Dividend distribution																		(51,322)				(51,322)		(14,875)	(66,197)
Capital and share premium increase (including Initial Public Offering)																		84	84						84
Total contributions by and distributions to shareholders																		96,464	84		147,702	(51,322)		(236,765)	(140,301)
Ending balance at Dec. 31, 2015																		2,585,379	1,280,505		1,616,158	(230,167)	(81,117)	943,096	3,528,475
Total comprehensive income for the year
Profit for the year																		93,167				93,167		17,342	110,509
Other components of comprehensive income (loss) for the year																		8,032					8,032	6,085	14,117
Total comprehensive income (loss) for the year																		101,199				93,167	8,032	23,427	124,626
Total contributions by and distributions to shareholders
Repurchase of shares								22,902	22,986	$ (84)	(54,154)	(31,252)
Energy assets retention/compensation																		(52,847)			(52,847)				(52,847)
Constitution of share premium																			(350,000)	$ 350,000
Reimbursement of share premium																		(69,931)		(69,931)					(69,931)
Changes in non-controlling interests	$ (6,819)	$ (6,819)	$ (6,819)			$ (2,635)	$ (2,635)	$ 253,331	$ 253,331		$ (423,994)	$ (170,663)
Dividend distribution																		(959)				(959)		(9,396)	(10,355)
Capital and share premium increase (including Initial Public Offering)																		170,070	110,911	59,159					170,070
Put option of shares																		(170,070)			(170,070)				(170,070)
Cancellation of the loan due by NEXA BR to VSA													15,717	15,717	15,717
Total contributions by and distributions to shareholders																		161,394	(239,089)	339,228	62,298	(1,043)		(490,179)	(328,785)
Ending balance at Dec. 31, 2016																		2,847,972	1,041,416	339,228	1,678,456	(138,043)	(73,085)	476,344	3,324,316
Total comprehensive income for the year
Profit for the year																		126,885				126,885		38,380	165,265
Other components of comprehensive income (loss) for the year																		(944)				3,327	(4,271)	2,758	1,814
Total comprehensive income (loss) for the year																		125,941				130,212	(4,271)	41,138	167,079
Total contributions by and distributions to shareholders
Reversion of Put Option																		173,734			173,734				173,734
Energy assets retention/compensation																		(87,711)			(87,711)				(87,711)
Purchase of Pollarix																		(81,615)			(81,615)				(81,615)
Constitution of share premium																			(928,596)	928,596
Reimbursement of share premium																		(430,000)		(430,000)					(430,000)
Changes in non-controlling interests	$ (374,108)	$ (374,108)	$ (374,108)										$ 7,911	$ 7,911	$ 7,911	$ (38,280)	$ (38,280)
Increase in participation in associates																		2,061			2,061			(2,061)
Dividend distribution																		(3,781)				(3,781)		(55,073)	(58,854)
Capital and share premium increase (including Initial Public Offering)																		306,431	20,500	285,931					306,431
Total contributions by and distributions to shareholders																		(487,078)	(908,096)	784,527	(359,728)	(3,781)		(95,414)	(582,492)
Ending balance at Dec. 31, 2017																		$ 2,486,835	$ 133,320	$ 1,123,755	$ 1,318,728	$ (11,612)	$ (77,356)	$ 422,068	$ 2,908,903